OTHER CURRENT FINANCIAL ASSETS - Schedule of interest rates on maturities of time deposits (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	2.75%	2.50%
Minimum | Foreign currency
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	2.30%	1.95%
Maximum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	6.75%	5.00%
Maximum | Foreign currency
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	5.85%	5.06%